Summary of Significant Accounting Policies - Summary of Segment Revenues to Significant Customers (Detail) (Parenthetical)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting Information [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%
Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	10.00%